Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
Note 3 – Acquisitions

A.	ADI Engineering, Inc.

On October 28, 2015 (hereinafter – "closing date") the Company acquired certain assets from ADI Engineering, Inc. (hereinafter – "ADI"), a privately-held, US-based provider of custom embedded communications and networking products, for an aggregate purchase price of US$ 10,000 thousand in cash and estimated contingent consideration of US$ 7,802 thousand in cash and in options to ordinary shares, payable in three yearly payments, after the closing, subject to the attainment of certain performance milestones until December 31, 2017. The fair value measurement of the contingent consideration is classified at level 3 of the fair value hierarchy (see Note 2V). Of the total purchase price of US$ 17,802 thousand, US$ 222 thousand was attributed to tangible assets, US$ 4,261 thousand was attributed to intangible assets and US$ 13,319 thousand was attributed to goodwill. The goodwill is primarily attributable to the synergies expected to arise after the acquisition. The goodwill recognized is expected to be deductible for income tax purposes for 10 years.
If new information is obtained within one year from the acquisition date about facts and circumstances that existed at the acquisition date, the Company will retrospectively adjust the relevant amounts that were recognized at the time of the acquisition.

Pro forma results of operations for this acquisition have not been presented because it is not material to the consolidated results of operations.

In connection with the first contingent payment consideration, the Company is obligated to pay ADI an amount of US$ 3,000 thousand as the first milestone was achieved. This obligation is included as part of the other accounts payable and accrued expenses on the balance sheet. In addition, the company maintains a US$ 4,942 thousand liability on its balance sheet as of December 31, 2015 in connection with the contingent consideration.

B.	Fiberblaze

On December 10, 2014 (hereinafter – "closing date"), the Company completed the acquisition of all of the outstanding shares and voting interests of Fiberblaze, a provider of high performance application acceleration solutions, for an aggregate purchase price of US$ 10,161 thousand in cash and estimated contingent consideration of US$ 4,683 thousand in cash and in options to ordinary shares, subject to the attainment of certain performance milestones until August 31, 2015. The fair value measurement of the contingent consideration is classified at level 3 of the fair value hierarchy (see Note 2V). Of the total estimated purchase price of US$ 14,844 thousand, US$ 2,022 thousand was attributed to tangible assets, US$ 1,996 thousand was attributed to intangible assets, US$ 12,242 thousand was attributed to goodwill and US$ 1,416 was attributed to liabilities assumed. The goodwill is primarily attributable to the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.

Pro forma results of operations for this acquisition have not been presented because it is not material to the consolidated results of operations.

In connection with the contingent payment consideration, the Company is obligate to pay to the Fiberblaze sellers an amount of US$ 1,498 thousand as the milestones were partly achieved. This obligation is included as part of the other accounts payable and accrued expenses on the balance sheet.